Note 10 - Long-term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
10.     Long-term Debt

	December 31,	Movements		September 30,
	2011	Additions	Repayments	2012
BNP Paribas	27,297,823	—	(3,797,823)	23,500,000
DnB Nor Bank	90,766,455	—	(9,196,732)	81,569,723
Scotia Bank	34,600,514	—	(1,877,750)	32,722,764
Deutche Bank	29,375,000	—	(2,500,000)	26,875,000
National Bank of Greece	27,423,000	—	(969,500)	26,453,500
Emporiki Bank	24,285,502	—	(13,685,502)	10,600,000
DVB Bank	73,880,423	—	(4,360,623)	69,519,800
NIBC	19,589,464	—	(2,155,268)	17,434,196
EFG Eurobank	23,850,000	—	(1,380,000)	22,470,000
NORD/LB	—	43,250,000	(1,125,000)	42,125,000
Total	351,068,181	43,250,000	(41,048,198)	353,269,983
Disclosed as follows:
Current portion of long-term debt	33,166,887			35,162,544
Current portion of long-term debt associated with vessel held for sale	791,823			—
Long-term debt	317,109,471			318,107,439

On February 29, 2012, an amount of $791,823 was repaid on the Company’s facility with BNP Paribas from the proceeds of the sale of its vessel Gas Tiny (Note 6).

On May 10, 2012, an amount of $12,826,919 was repaid on the Company’s facility with Emporiki Bank from the proceeds of the sale of its vessel Gas Kalogeros (Note 6).

On January 12, 2012 the first tranche of the Company’s loan facility with NORD L/B amounting to $21,750,000 was drawn down in order to partially finance the acquisition of Gas Husky (formerly Hull “K425”).

On June 20, 2012 the second tranche of the Company’s loan facility with NORD L/B amounting to $21,500,000 was drawn down in order to partially finance the acquisition of Gas Esco (formerly Hull “K424”).

On September 6, 2012 the Company signed a commitment letter with the DVB Bank SE to partially finance the acquisition of four under construction LPG carriers, named “STX 5065”, “STX 5066”, “STX 5069” and “STX 5071”, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,500,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.

The above term loans are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,

•	that at least 15% of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $1,300,000 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of September 30, 2012 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rate (including the margin) on the outstanding loans for the nine-month period ended September 30, 2012 was 2.43%.

Bank loan interest expense for the above loans for the nine-month periods ended September 30, 2011 and 2012 amounted to $5,768,807 and $6,873,954, respectively. Of these amounts, for the nine-month periods ended September 30, 2011 and 2012, the amounts of $445,572 and $160,439, respectively, were capitalized to “Advances for vessels under construction and acquisitions”. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying unaudited condensed consolidated statements of income.

As of September 30, 2012, the Company was in compliance with the original covenants or had waivers that supplemented the original covenants such that the Company was in compliance. With respect to one facility under which a total of $26,875,000 was outstanding as of September 30, 2012, the Company has obtained a waiver until June 30, 2013 reducing the required value-to-loan ratio from 125% to 110%. Value-to-loan ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, upon receiving written notice of non-compliance from lenders, the Company can remedy value-to-loan shortfalls by providing additional collateral or repaying the amount of the shortfall. Management has the intention and the ability to cure the shortfall in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver, and has not renegotiated the waiver, and therefore this loan, excluding the current portion of scheduled loan repayments, has not been classified as current liabilities on the Company’s unaudited condensed consolidated balance sheet.

There was no available undrawn amount under the Company’s loan facilities at September 30, 2012.

The annual principal payments to be made, for the ten loans, after September 30, 2012 are as follows:

September 30,	Amount
2013	35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	353,269,983